Income Taxes (Tables) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Components of provision for income taxes

The provision for income taxes consists of the following (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Current:
Federal	$—	$—	$—	$—
State and Local	1,235	5,739	4,331	2,772
Foreign	1,212	3,559	2,748	2,826
	2,447	9,298	7,079	5,598
Deferred – Federal	680	1,085	(433)	(5,783)
Deferred – state and local	288	1,517	(517)	(540)
Total deferred	968	2,602	(950)	(6,323)
Total	$3,415	$11,900	$6,129	$(725)

Reconciliation of the statutory tax rate

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
U.S. federal tax at statutory rate	21.0%	21.0%	35.0%	35.0%
State and local taxes – net of federal benefit	4.7%	5.1%	2.8%	1.6%
Foreign taxes	3.7%	2.5%	3.1%	3.1%
Tax Cuts and Jobs Act provisional tax charge	0.0%	0.0%	2.2%	0.0%
LLC flow-through structure	(19.0)%	(20.2)%	(36.3)%	(40.5)%
Effective tax rate	10.4%	8.4%	6.8%	(0.8)%

Components of deferred tax assets (Liabilities)

The components of the Company’s deferred tax assets (liabilities) are as follows (in thousands):

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Deferred tax assets (liabilities):
Net operating losses	$6,810	$8,966
Goodwill and intangible assets	(28,799)	(2,146)
Other	2,362	—
Total deferred tax assets (liabilities)	$(19,627)	$6,820